Reverse Merger	6 Months Ended
Jun. 30, 2019
Business Combinations [Abstract]
Reverse Merger

Note 3 – Reverse Merger

On February 21, 2019, One World Pharma, Inc. entered into an Agreement and Plan of Merger with OWP Merger Subsidiary, Inc., our wholly-owned subsidiary, and OWP Ventures, which is the parent company of OWP Colombia. Pursuant to the Merger Agreement, we acquired OWP Ventures (and indirectly, OWP Colombia) by the merger of OWP Merger Subsidiary with and into OWP Ventures, with OWP Ventures being the surviving entity as our wholly-owned subsidiary. As a result of the Merger (a) holders of the outstanding capital stock of OWP Ventures received an aggregate of 39,475,398 shares of our Common Stock; (b) options to purchase 825,000 shares of common stock of OWP Ventures at an exercise price of $0.50 automatically converted into options to purchase 825,000 shares of our Common Stock at an exercise price of $0.50; (c) the outstanding principal and interest under a $300,000 convertible note issued by OWP Ventures became convertible, at the option of the holder, into shares of our Common Stock at a conversion price equal to the lesser of $0.424 per share or 80% of the price we sell our Common Stock in a future “Qualified Offering”; (d) 875,000 shares of our Common Stock owned by OWP Ventures prior to the Merger were cancelled; and (e) OWP Ventures’ chief operating officer became our chief operating officer and two of OWP Ventures’ directors became members of our board of directors.